AB All China Equity Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Consumer Discretionary – 27.2%
Automobile Components – 1.0%
Anhui Zhongding Sealing Parts Co., Ltd. - Class A	384,900	$610,674

Automobiles – 1.1%
BYD Co., Ltd. - Class H	21,400	655,417

Broadline Retail – 8.0%
Alibaba Group Holding Ltd. - Class H	143,660	1,488,975
JD.com, Inc. - Class H	133,700	1,807,107
PDD Holdings, Inc. (ADR)(a)	15,870	1,525,266

		4,821,348

Hotels, Restaurants & Leisure – 6.5%
Meituan - Class H(a) (b)	122,405	1,852,161
Trip.com Group Ltd. - Class H(a)	43,250	2,037,204

		3,889,365

Household Durables – 4.7%
Gree Electric Appliances, Inc. of Zhuhai - Class A	230,500	1,288,444
Haier Smart Home Co., Ltd. - Class A	151,700	527,421
Haier Smart Home Co., Ltd. - Class H	139,200	425,353
Midea Group Co., Ltd. - Class A	66,300	604,847

		2,846,065

Specialty Retail – 0.9%
HLA Group Corp., Ltd. - Class A	658,500	552,546

Textiles, Apparel & Luxury Goods – 5.0%
Bosideng International Holdings Ltd. - Class H	2,804,000	1,377,224
JNBY Design Ltd. - Class H(b)	171,000	294,490
Stella International Holdings Ltd. - Class H	590,500	1,119,238
Zhejiang Semir Garment Co., Ltd. - Class A	363,204	231,844

		3,022,796

		16,398,211

Financials – 20.3%
Banks – 15.0%
Bank of Beijing Co., Ltd. - Class A	658,900	487,666
Bank of Jiangsu Co., Ltd. - Class A	294,900	322,626
Bank of Nanjing Co., Ltd. - Class A	495,100	692,843
China CITIC Bank Corp., Ltd. - Class H	1,498,000	864,350
China Construction Bank Corp. - Class H	2,531,000	1,777,116
China Merchants Bank Co., Ltd. - Class H	538,000	2,207,792
Postal Savings Bank of China Co., Ltd. - Class H(b)	2,183,000	1,166,468
Shanghai Pudong Development Bank Co., Ltd. - Class A	1,278,400	1,516,951

		9,035,812

Capital Markets – 3.3%
CITIC Securities Co., Ltd. - Class A(a)	278,410	756,211
Guotai Junan Securities Co., Ltd. - Class H(b) (c)	1,179,920	1,254,820

		2,011,031

Insurance – 2.0%
Ping An Insurance Group Co. of China Ltd. - Class A(a)	193,693	1,200,297

		12,247,140

Communication Services – 15.0%
Entertainment – 1.8%
NetEase, Inc. - Class H	66,300	1,065,748
Tencent Music Entertainment Group - Class H	4,300	22,504

		1,088,252

Interactive Media & Services – 10.4%
Tencent Holdings Ltd. - Class H	129,150	6,263,764

Media – 1.4%
China South Publishing & Media Group Co., Ltd. - Class A(a)	181,700	323,802

Company	Shares	U.S. $ Value

Shandong Publishing & Media Co., Ltd. - Class A	307,000	$512,929

		836,731

Wireless Telecommunication Services – 1.4%
Tencent Music Entertainment Group (ADR)	81,830	854,305

		9,043,052

Information Technology – 9.2%
Communications Equipment – 2.8%
Xiaomi Corp. - Class H(a) (b)	290,200	715,465
Yealink Network Technology Corp., Ltd. - Class A(a)	119,200	553,478
Zhongji Innolight Co., Ltd. - Class A	25,120	386,977

		1,655,920

Electronic Equipment, Instruments & Components – 3.3%
BOE Technology Group Co., Ltd. - Class A	2,301,300	1,252,556
Foxconn Industrial Internet Co., Ltd. - Class A	262,400	759,350

		2,011,906

IT Services – 1.9%
Beijing Ultrapower Software Co., Ltd. - Class A	442,600	555,915
Wangsu Science & Technology Co., Ltd. - Class A	605,200	612,922

		1,168,837

Semiconductors & Semiconductor Equipment – 1.2%
JCET Group Co., Ltd. - Class A	151,500	699,209

		5,535,872

Industrials – 6.0%
Electrical Equipment – 4.0%
Contemporary Amperex Technology Co., Ltd. - Class A	30,600	793,026
NARI Technology Co., Ltd. - Class A(a)	156,435	541,767
Sungrow Power Supply Co., Ltd. - Class A	97,020	1,050,687

		2,385,480

Machinery – 1.0%
Yutong Bus Co., Ltd. - Class A	207,198	622,763

Transportation Infrastructure – 1.0%
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	351,900	597,690

		3,605,933

Health Care – 5.7%
Health Care Equipment & Supplies – 2.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A(a)	97,200	452,919
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A(a)	25,616	903,931

		1,356,850

Pharmaceuticals – 3.5%
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	125,000	519,171
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A(a)	220,600	951,695
Yunnan Baiyao Group Co., Ltd. - Class A	81,200	618,172

		2,089,038

		3,445,888

Consumer Staples – 4.6%
Beverages – 3.7%
Anhui Yingjia Distillery Co., Ltd. - Class A	115,300	814,505
Luzhou Laojiao Co., Ltd. - Class A	13,300	222,806
Wuliangye Yibin Co., Ltd. - Class A	69,200	1,198,780

		2,236,091

Company	Shares	U.S. $ Value

Food Products – 0.9%
COFCO Sugar Holding Co., Ltd. - Class A	473,300	$550,298

		2,786,389

Materials – 4.3%
Chemicals – 3.1%
Hengli Petrochemical Co., Ltd. - Class A	266,600	505,002
Yunnan Yuntianhua Co., Ltd. - Class A	278,300	809,568
Zhejiang NHU Co., Ltd. - Class A	202,000	550,177

		1,864,747

Metals & Mining – 1.2%
Shandong Nanshan Aluminum Co., Ltd. - Class A(a)	1,446,000	747,744

		2,612,491

Utilities – 3.9%
Gas Utilities – 2.3%
Kunlun Energy Co., Ltd. - Class H	1,352,000	1,351,448

Water Utilities – 1.6%
Chengdu Xingrong Environment Co., Ltd. - Class A	1,035,800	978,996

		2,330,444

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
PetroChina Co., Ltd. - Class H	1,968,000	1,774,974

Total Common Stocks (cost $57,171,350)		59,780,394

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $433,622)	433,622	433,622

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $57,604,972)		60,214,016

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $527,915)	527,915	527,915

Total Investments – 100.7% (cost $58,132,887)(g)		60,741,931
Other assets less liabilities – (0.7)%		(432,533)

Net Assets – 100.0%		$60,309,398

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $5,283,404 or 8.76% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,976,535 and gross unrealized depreciation of investments was $(2,367,491), resulting in net unrealized appreciation of $2,609,044.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

August 31, 2024 (unaudited)

97.3%	China
1.8%	Hong Kong
1.6%	Short-Term Investments
(0.7)%	Other Assets Less Liabilities

100.0%	Total Net Assets

1	The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time.

AB All China Equity Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$4,021,728	$12,376,483		$-0-	$16,398,211
Financials	692,843	11,554,297		-0-	12,247,140
Communication Services	854,305	8,188,747		-0-	9,043,052
Information Technology	-0-	5,535,872		-0-	5,535,872
Industrials	597,690	3,008,243		-0-	3,605,933
Health Care	-0-	3,445,888		-0-	3,445,888
Consumer Staples	-0-	2,786,389		-0-	2,786,389
Materials	-0-	2,612,491		-0-	2,612,491
Utilities	978,996	1,351,448		-0-	2,330,444
Energy	-0-	1,774,974		-0-	1,774,974
Short-Term Investments:
Investment Companies	433,622	-0-		-0-	433,622
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	527,915	-0-		-0-	527,915

Total Investments in Securities	8,107,099	52,634,832	+	-0-	60,741,931
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$8,107,099	$52,634,832		$-0-	$60,741,931

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,225	$18,573	$19,364	$434	$25
Government Money Market Portfolio*	920	1,158	1,550	528	1
Total				$962	$26

*	Investments of cash collateral for securities lending transactions.